Property and Equipment Net - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 1,428	8,860	4,288	2,462